Investment in equity accounted investees	12 Months Ended
Mar. 31, 2018
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Investment in equity accounted investees
9. Investment in equity accounted investees

Kunshan Rotam Reddy Pharmaceuticals Co. Limited (“Reddy Kunshan”) is engaged in manufacturing and marketing of finished dosages in China. The Company’s interest in Reddy Kunshan was 51.3% as of March 31, 2018 and 2017. Four directors of the Company are on the board of Reddy Kunshan, which consists of eight directors. Under the terms of the joint venture agreement, all major decisions with respect to operating activities, significant financing and other activities are taken by the approval of at least five of the eight directors of Reddy Kunshan’s board. As the Company does not control Reddy Kunshan’s board and the other partners have significant participation rights, the Company’s interest in Reddy Kunshan has been accounted for under the equity method of accounting under IFRS 11.

Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2018		2017		2016
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	4,933	Rs.	3,385	Rs.	2,876
Total non-current assets		347		296		377
Total assets	Rs.	5,280	Rs.	3,681	Rs.	3,253
Equity	Rs.	3,600	Rs.	2,603	Rs.	2,129
Total current liabilities		1,680		1,078		1,124
Total equity and liabilities	Rs.	5,280	Rs.	3,681	Rs.	3,253
Revenues	Rs.	5,482	Rs.	4,980	Rs.	4,246
Expenses		4,792		4,295		3,800
Profit for the year	Rs.	690	Rs.	685	Rs.	446
Company’s share of profits for the year	Rs.	354	Rs.	351	Rs.	229
Carrying value of the Company’s investment(1)	Rs.	2,029	Rs.	1,519	Rs.	1,309
Translation adjustment arising out of translation of foreign currency balances	Rs.	255	Rs.	97	Rs.	239

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.